Note 4 - Material Accounting Policies	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of summary of significant accounting policies [text block]
4	Material accounting policies

The same accounting policies and methods of computation have been applied consistently to all periods presented in these unaudited condensed consolidated interim financial statements as compared to the Group’s annual consolidated financial statements for the year ended December 31, 2023. In addition, the accounting policies have been applied consistently throughout the Group.